Convertible Notes (Tables)	6 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of unaudited net carrying amount

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2020 was as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Notes - short-term	$-	-	$-

Net carrying amount of the liability component Convertible Notes dated as of March 31, 2020 was as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Notes - short-term	$6,828,050	(184,587)	$6,643,463

Schedule of net carrying amount of the equity component

Net carrying amount of the equity component of the Convertible Notes as of September 30, 2020 was as follows:

	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Notes – equity portion	$-	-	$-

Net carrying amount of the equity component of the Convertible Notes as of March 31, 2020 was as follows:

	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Notes – equity portion	$956,875	(272,773)	$684,102

Schedule of amortization of issuance cost, debt discount and interest cost

Amortization of issuance cost, debt discount and interest cost for the six months ended September 30, 2020 were as follows:

	Issuance costs and debt discount	Convertible note interest	Total

Convertible Notes	$184,587	$298,145	$482,732